TAXATION (Summary of Movement of Valuation Allowance) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Movement of Valuation Allowance
Beginning balance	$ 4,444	$ 1,421
Current year addition	4,396	3,536
Current year reversal	(972)	(513)
Ending balance	7,868	4,444
Operating Loss Carryforwards [Line Items]
Net operating losses	$ 26,252
PRC [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses, expiration date	Jan. 01, 2018
Net operating losses, expiration period	5 years